Assets, Liabilities and Results of Operations of VIEs and Their Subsidiaries Included in Company's Consolidated Balance Sheets and Statements of Comprehensive Income (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2012 CNY (¥)
Assets
Cash and cash equivalents	$ 1,537,549			¥ 9,691,797	¥ 9,959,932	$ 2,138,492	¥ 13,852,725	¥ 11,880,632
Accounts receivable, net	606,263				3,927,256		3,664,447
Total current assets	12,077,195				78,233,663		64,036,490
Fixed assets, net	1,640,546				10,627,127		8,705,364
Total non-current assets	10,747,421				69,619,645		35,081,572
Total	22,824,616				147,853,308		99,118,062
Third-party liabilities
Accounts payable and accrued liabilities	2,754,051				17,840,192		12,964,893
Customer advances and deposits	836,739				5,420,230		4,296,440
Total current liabilities	4,029,578				26,102,802		20,270,821
Non-current	5,794,374				37,534,790		24,794,858
Total	9,823,952				63,637,592		45,065,679
Inter-company liabilities
Total	9,823,952				63,637,592		45,065,679
Total revenues	10,247,573	¥ 66,381,729	¥ 49,052,318	31,943,924
Net loss	5,006,676	32,432,246	12,253,234	10,387,777
Net cash provided by operating activities	2,998,307	19,422,438	17,937,175	13,792,971
Net cash used in investing activities	(4,827,632)	(31,272,444)	(22,467,774)	(23,062,940)
Net cash provided by financing activities	1,200,721	7,778,032	8,611,960	7,281,682
Variable Interest Entity, Primary Beneficiary
Assets
Cash and cash equivalents	729,254				4,723,964		2,250,298
Accounts receivable, net	444,889				2,881,902		2,744,793
Others	937,819				6,075,006		3,665,314
Total current assets	2,111,962				13,680,872		8,660,405
Fixed assets, net	282,375				1,829,170		1,796,162
Others	716,449				4,641,014		2,157,922
Total non-current assets	998,824				6,470,184		3,954,084
Total	3,110,786				20,151,056		12,614,489
Third-party liabilities
Total current liabilities	2,275,391				14,739,528		9,813,366
Non-current	419,606				2,718,124		781,835
Inter-company liabilities
Total revenues	3,190,620	20,668,198	13,166,712	9,040,058
Net loss	(678,997)	(4,398,409)	(352,125)	(248,664)
Net cash provided by operating activities	550,040	3,563,049	1,392,039	1,354,802
Net cash used in investing activities	(1,084,427)	(7,024,700)	(2,430,505)	(1,303,612)
Net cash provided by financing activities	916,255	¥ 5,935,317	¥ 1,778,444	¥ 595,132
Variable Interest Entity, Primary Beneficiary | Third-party Liabilities
Third-party liabilities
Accounts payable and accrued liabilities	1,648,788				10,680,518		6,073,083
Customer advances and deposits	211,111				1,367,536		802,362
Others	415,492				2,691,474		2,937,921
Total current liabilities	2,275,391				14,739,528		9,813,366
Non-current	419,606				2,718,124		781,835
Total	2,694,997				17,457,652		10,595,201
Inter-company liabilities
Total	2,694,997				17,457,652		10,595,201
Variable Interest Entity, Primary Beneficiary | Inter-company Liabilities
Third-party liabilities
Total	591,763				3,833,324		2,368,953
Inter-company liabilities
Inter-company payable to subsidiaries for technology consulting and service fees	417,163				2,702,300		1,479,423
Others	174,600				1,131,024		889,530
Total	$ 591,763				¥ 3,833,324		¥ 2,368,953